13F-HR
<SEQUENCE>1
<FILENAME>ais13f033111.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Argi Investment Services, LLC
Address: 1914 Stanley Gault Parkway
         Louisville, KY 40223
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jan Peebles
Title:	Director of Compliance
Phone:	502-753-0609
Signature,	Place,		and Date of Signing:
Jan Peebles 	Louisville, KY	November 10, 2011
Report Type (Check only one.):
[X]13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	$227,360

List of Other Included Managers:	NONE

No. 13F File Number

FORM 13F INFORMATION TABLE
				      VALUE   SHRS OR    SH/  PUT/  INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS CUSIP  (X$1000) PRN AMT    PRN  CALL  DSCRETN  MGRS  SOLE SHARED  NONE
Alliance/Bernst COM	01881E101       267   33487      SH          SOLE            0    0   33487
AT&T Inc.	COM	00206R102       482   16907.07   SH 	     SOLE            0    0   16907.07
Altria Group	COM     02209S103       325   12107.63   SH	     SOLE	     0    0   12107.63
Apple Inc	COM	037833100       750    1966      SH          SOLE	     0	  0    1966
Chevron Corp	COM	166764100       440    4747	 SH          SOLE            0    0    4747
Cisco Sys	COM	17275R102       310   20016.12	 SH	     SOLE	     0    0   20016.12
Coca Cola Co	COM	191216100       263    3895.175  SH          SOLE	     0	  0    3895.175
Cincinnati Fin. COM	172062101	296   11259.42	 SH	     SOLE	     0    0   11259.42
Exxon Mobil 	COM	30231G102       612    8426      SH          SOLE	     0    0    8426
GE		COM	369604103      6405  420824.4    SH          SOLE	     0    0  420824.4
Greenhaven Commodity	395258106      6651  219206      SH          SOLE            0    0  219206
Humana Inc.	COM	444859102	577    7935	 SH	     SOLE	     0	  0    7935
IBM		COM	459200101       333    1907      SH          SOLE	     0    0    1907
iShares Barclys Tips BD	464287176     26123  228544.5    SH          SOLE	     0    0  228544.5
iShares MSCI Emerg Mkt	464287234      1066   30377      SH          SOLE	     0    0   30377
iShares IBOXX Inv CPBD	464287242     18154  161640.7    SH          SOLE	     0    0  161640.7
iShares S&P 500 Index	464287200      1582   13912      SH          SOLE	     0    0   13912
iShares Barclys 1-3Yr	464287457      1010   11948      SH          SOLE	     0    0   11948
iShares MSCI EAFE Index	464287465      1700   35581      SH          SOLE	     0    0   35581
iShares S&P Midcap 400	464287507      1115   14293      SH          SOLE	     0    0   14293
iShares S&P MC 400 Grw	464287606       200    2227      SH          SOLE	     0    0    2227
iShares S&P MC 400 VL	464287705       228    3451      SH          SOLE	     0    0    3451
iShares DJ US Real Est	464287739       414    8193      SH          SOLE	     0    0    8193
iShares S&P SMLCP VL	464287879      7882   133171.1   SH          SOLE	     0    0  133171.1
iShares S&P SMLCP Grw	464287887       322    4997      SH          SOLE	     0    0    4997
iShares S&P Asia 50 Idx	464288430       454   12580      SH          SOLE	     0    0   12580
iShares High Yld Corp	464288513       817    9868.382  SH          SOLE	     0    0    9868.382
iShares Barclys 1-3YrCr	464288646     24033  231130.3    SH          SOLE	     0    0  231130.3
iShares Barclys Sh Trea	464288679       940    8526      SH          SOLE	     0    0    8526
iShares US PFD Stock    464288687       334    9366.574  SH          SOLE            0    0    9366.574
Johnson & John. COM     478160104       214    3354      SH          SOLE            0    0    3354
MKTVEC Short Muni Idx	57060U803       511   28867      SH          SOLE	     0    0   28867
MKTVEC Intermed. Muni 	57060U845       243   10816      SH          SOLE	     0    0   10816
Marvell Tech.   COM     G5876H105       150   10301      SH          SOLE            0    0   10301
Oracle Corp	COM	68389X105       323   11254      SH          SOLE	     0    0   11254
Pepsico Inc	COM	713448108       260    4205 	 SH          SOLE	     0    0    4205
Philip Morris	COM	718172109       327    5240	 SH	     SOLE	     0    0    5240
Powershares DB Cmdty	73935S105       311   12070      SH          SOLE	     0    0   12070
Proctor Gamble	COM     742718109       489    7736      SH          SOLE	     0    0    7736
Rydex Russell MC	78355W577     11091  404205	 SH	     SOLE	     0    0  404205
Rydex S&P 500 Eq. Trd	78355W106     28218  681582.4    SH          SOLE	     0    0  681582.4
SPDR Brclys High Yld	78464A417     11067  305801.6    SH          SOLE	     0    0  305801.6
SPDR Global RE          78463X749      9602  295824.5    SH          SOLE            0    0  295824.5
UPS                     911312106       648   10262      SH          SOLE            0    0   10262
Vanguard Total BD Mkt	921937835       739    8830      SH          SOLE	     0    0    8830
Vanguard All Wrld Ex US	922042775      2718   70187      SH          SOLE	     0    0   70187
Vanguard MSCI Ermg Mkt	922042858     10888  303890.4    SH          SOLE	     0    0  303890.4
Vanguard MSCI Pacific	922042866      8935  184372      SH          SOLE	     0    0  184372
Vanguard MSCI Europe	922042874      9694  238416.6    SH          SOLE	     0    0  238416.6
Vanguard REIT ETF	922908553      1767   34736.1    SH          SOLE	     0    0   34736.1
Vanguard MSCI SCAP Grw	922908595      7282  108920.1    SH          SOLE	     0    0  108920.1
Vanguard SCAP Value	922908611       915   16468.49   SH          SOLE	     0    0   16468.49
Vanguard Stock Mkt ETF	922908769      4943   85632      SH          SOLE	     0    0   85632
WisdomTree Div. Fund	97717W406     10437  222492.5    SH          SOLE            0    0  222492.5
YUM! Brands Inc	COM	988498101      1503   30433      SH          SOLE	     0    0   30433